Schedule of additional information related to statement of cash flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution paid	R$ 3,062,047	R$ 542,877	R$ 1,167,419
Addition to PP&E with interest capitalization (notes 12 and 29)	87,414	92,506	117,189
Initial adoption IFRS16 – Right of use			640,989
Remeasurement and addition – Right of use (note 12 i)	171,215	109,993	(151,558)
Addition to PP&E without adding cash	69,788	30,345	278,213
Capitalization in subsidiaries without cash		104,809
Addition to investment property without cash effect		61,597
Net additional cash	R$ 3,390,464	R$ 942,127	R$ 2,052,252